Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
R SHARES | EMERGING MARKETS VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Value Portfolio (the “Emerging Markets Value Portfolio”) is to achieve long-term capital appreciation. The Emerging Markets Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, the Dimensional Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Master Fund”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Emerging Markets Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Value Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Value Fund’s portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisor LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.50% to 0.45% effective February 28, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Emerging Markets Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate annual operating expenses of the Emerging Markets Value Portfolio and the Emerging Markets Value Portfolio’s portion of the expenses of the Emerging Markets Value Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Emerging Markets Value Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Value Fund. The Emerging Markets Value Fund purchases emerging market equity securities that are deemed by the Advisor to be value stocks at the time of purchase and associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). Securities are considered value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. The Advisor may also adjust the representation in the Emerging Markets Value Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that the Advisor determines to be appropriate. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Advisor may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Advisor uses for assessing value, profitability, or investment characteristics are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in the Prospectus as Approved Markets securities. The Emerging Markets Value Fund may purchase emerging market equity securities across all market capitalizations. The Advisor may also adjust the representation in the Portfolio of an eligible company, or exclude a company, that the Advisor believes to be negatively impacted by environmental, social or governance factors (including accounting practices and shareholder rights) to a greater degree relative to other issuers.

The Emerging Markets Value Fund may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Value Portfolio and the Emerging Markets Value Fund each may purchase or sell futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Emerging Markets Value Portfolio or Emerging Markets Value Fund. The Emerging Markets Value Portfolio and Emerging Markets Value Fund do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

		The Emerging Markets Value Fund may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Emerging Markets Value Fund that owns them, and, in turn, the Emerging Markets Value Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Value Fund does not hedge foreign currency risk.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Emerging Markets Value Fund and the Emerging Markets Value Portfolio use derivatives, the Emerging Markets Value Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Value Fund may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

		Cyber Security Risk: The Emerging Markets Value Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Class R2 shares (formerly the Class R2A shares) of the Emerging Markets Value Portfolio reflect the performance of a predecessor share class (the “Predecessor Share Class”). The Portfolio adopted the performance of the Predecessor Share Class as a result of a conversion in which the shares of the Predecessor Share Class were converted into Class R2A shares. The Class R2A shares were subsequently renamed Class R2 shares. The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year, five year and ten year returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The Emerging Markets Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Emerging Markets Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Value Portfolio’s past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Value Portfolio Class R2 Shares—Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2010-December 2019
Highest Quarter	Lowest Quarter
19.92% (7/10–9/10)	-26.93% (7/11–9/11)

Performance Table Heading	rr_PerformanceTableHeading	Annualized Returns (%) Periods ending December 31, 2019
R SHARES | EMERGING MARKETS VALUE PORTFOLIO | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[1],[2]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2],[3]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
2010	rr_AnnualReturn2010	21.46%
2011	rr_AnnualReturn2011	(25.80%)
2012	rr_AnnualReturn2012	19.03%
2013	rr_AnnualReturn2013	(4.05%)
2014	rr_AnnualReturn2014	(4.65%)
2015	rr_AnnualReturn2015	(18.98%)
2016	rr_AnnualReturn2016	19.58%
2017	rr_AnnualReturn2017	33.45%
2018	rr_AnnualReturn2018	(12.13%)
2019	rr_AnnualReturn2019	9.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.93%)
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	2.00%
R SHARES | EMERGING MARKETS VALUE PORTFOLIO | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%

[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.50% to 0.45% effective February 28, 2020.
[2]	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisor LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund.
[3]	An amount up to 0.25% of the average net assets of the Portfolio’s Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio’s Class R2 shares (“Shareholder Services Agent”).